Related party balances and transactions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Due to shareholders	$ 56,778	$ 35,685
Ke Chen [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder, Chief Executive Officer and director of the Company
Nature of Transaction	Shareholder loans
Due to shareholders	$ 18,424		$ 35,685
Relationship	Principal shareholder, Chief Executive Officer and director of the Company
Nature of Transaction	Lease
Lease liability- a related party	$ 75,940		106,432
Ni Jiang [Member]
Related Party Transaction [Line Items]
Relationship	Principal shareholder, chairwoman of the Company
Nature of Transaction	Shareholder loans
Due to shareholders	$ 38,354
Sichuan Shanyou Electromechanical Co L T D [Member]
Related Party Transaction [Line Items]
Sales to a related party	Controlled by Jinshan Yao (one of the Company’s principal shareholders) before July 13, 2023, no longer a related party as of July 13, 2023
Nature of Transaction	Provision of service
Lease liability- a related party				$ 48,757